Income Taxes - Schedule of Components of the Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred
Deferred Income Tax Expenses (Benefit)	$ 213,019	$ (3,079)	$ (5,413)
Total Income Tax Expenses (Benefit)	213,018	229,517	229,218
Cayman Islands [Member]
Current
Current Income Tax Expenses (Benefit)
Deferred
Deferred Income Tax Expenses (Benefit)
British Virgin Islands [Member]
Current
Current Income Tax Expenses (Benefit)
Deferred
Deferred Income Tax Expenses (Benefit)
Hong Kong [Member]
Current
Current Income Tax Expenses (Benefit)		232,596	234,631
Deferred
Deferred Income Tax Expenses (Benefit)	$ 213,018	$ (3,079)	$ (5,413)